                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE       November 13, 2006
-------------------------------------   -------------   -----------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name

     28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 20
Form 13F Information Table Entry Total:            88
Form 13F Information Table Value Total:   $49,657,627
                                          (thousands)

Confidential information has been omitted from the form 13F and filed separately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                    BH Columbia Inc.
 3.   28-5676                BHG Life Insurance Co.
 4.   28-719                 Blue Chip Stamps
 5.   28-554                 Buffett, Warren E.
 6.   28-1517                Columbia Insurance Co.
 7.   28-2226                Cornhusker Casualty Co.
 8.   28-                    Cypress Insurance Company
 9.   28-                    Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-1066                National Fire & Marine
13.   28-718                 National Indemnity Co.
14.   28-5006                National Liability & Fire Ins. Co.
15.   28-                    Nebraska Furniture Mart
16.   28-717                 OBH Inc.
17.   28-2740                Plaza Investment Managers
18.   28-1357                Wesco Financial Corp.
19.   28-3091                Wesco Financial Ins. Co.
20.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2006

                                                                      Column 6
                                                               Investment Discretion                               Column 8
                                       Column 4      Column 5  ---------------------                           Voting Authority
               Column 2   Column 3      Market      Shares or         (b)      (c)         Column 7        -----------------------
Column 1       Title of    CUSIP         Value      Principal   (a) Shared-  Shared-         Other             (a)       (b)   (c)
Name of Issuer   Class     Number   (In Thousands)   Amount $  Sole Defined   Other        Managers            Sole    Shared None
-------------- -------- ----------- -------------- ----------- ---- ------- -------- --------------------- ----------- ------ ----
American
Express Co.       Com   025816 10 9        966,000  17,225,400         X             5, 2, 6, 16            17,225,400
                                           448,339   7,994,634         X             5, 12, 16               7,994,634
                                         6,743,950 120,255,879         X             5, 13, 16             120,255,879
                                           108,969   1,943,100         X             5, 4, 16, 18, 19, 20    1,943,100
                                            78,496   1,399,713         X             5, 15, 16               1,399,713
                                            47,098     839,832         X             5, 9, 16                  839,832
                                           109,476   1,952,142         X             5, 16                   1,952,142
American
Standard
Companies         Com   029712 10 6        464,301  11,062,700         X             5, 10, 11, 13, 16, 17  11,062,700
Ameriprise
Financial,
Inc.              Com   03076C 10 6        161,574   3,445,080         X             5, 2, 6, 16             3,445,080
                                            74,990   1,598,926         X             5, 12, 16               1,598,926
                                           609,023  12,985,575         X             5, 13, 16              12,985,575
                                            18,226     388,620         X             5, 4, 16, 18, 19, 20      388,620
                                            13,129     279,942         X             5, 15, 16                 279,942
                                             7,878     167,966         X             5, 9, 16                  167,966
                                            18,311     390,428         X             5, 16                     390,428
Anheuser
Busch Cos.
Inc.              Com   035229 10 3      1,730,191  36,417,400         X             5, 13, 16              36,417,400
Block H & R       Com   093671 10 5        238,510  10,971,000         X             5, 13, 16              10,971,000
Coca Cola         Com   191216 10 0         17,872     400,000         X             5, 16                     400,000
                                            79,352   1,776,000         X             5, 14, 16               1,776,000
                                           321,946   7,205,600         X             5, 4, 16, 18, 19, 20    7,205,600
                                         1,793,527  40,141,600         X             5, 2, 6, 16            40,141,600
                                         6,252,769 139,945,600         X             5, 13, 16             139,945,600
                                           408,339   9,139,200         X             5, 12, 16               9,139,200
                                            21,446     480,000         X             5, 15, 16                 480,000
                                            40,748     912,000         X             5, 8, 16                  912,000
Comcast
Corp            CLA SPL 20030N 20 0        408,966  11,110,200         X             5, 10, 11, 13, 16, 17  11,110,200
Comdisco
Holding Co.       Com   200334 10 0         16,744   1,206,369         X             5, 13, 16               1,206,369
                                             4,164     300,028         X             5, 2, 6, 16               300,028
                                               237      17,049         X             5, 12, 16                  17,049
ConocoPhillips    Com   20825C 10 4      1,067,855  17,938,100         X             5, 13, 16              17,938,100
Costco
Wholesale
Corp.             Com   22160K 10 5        261,019   5,254,000         X             5, 13, 16               5,254,000
First Data
Corporation       Com   319963 10 4        228,700  10,000,000         X             5, 10, 11, 13, 16, 17  10,000,000
Gannett Inc.      Com   364730 10 1        195,927   3,447,600         X             5, 13, 16               3,447,600
General
Electric Co.      Com   369604 10 3        274,560   7,777,900         X             5                       7,777,900
                                       -----------
                                        23,232,632
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2006

                                                                      Column 6
                                                               Investment Discretion                               Column 8
                                       Column 4      Column 5  ---------------------                           Voting Authority
               Column 2   Column 3      Market      Shares or         (b)      (c)         Column 7        -----------------------
Column 1       Title of    CUSIP         Value      Principal   (a) Shared-  Shared-         Other             (a)       (b)   (c)
Name of Issuer   Class     Number   (In Thousands)   Amount $  Sole Defined   Other        Managers            Sole    Shared None
-------------- -------- ----------- -------------- ----------- ---- ------- -------- --------------------- ----------- ------ ----
Home Depot
Inc.              Com   437076 10 2        151,645   4,181,000         X             5, 10, 11, 13, 16, 17   4,181,000
Iron Mountain
Inc.              Com   462846 10 6        259,010   6,031,900         X             5, 10, 11, 13, 16, 17   6,031,900
Johnson &
Johnson           Com   478160 10 4        280,703   4,322,500         X             5                       4,322,500
                                         1,316,094  20,266,300         X             5, 2, 6, 16            20,266,300
Lowes
Companies Inc.    Com   548661 10 7        196,420   7,000,000         X             5, 10, 11, 13, 16, 17   7,000,000
M & T Bank
Corporation       Com   55261F 10 4        719,407   5,997,060         X             5, 13, 16               5,997,060
                                            65,498     546,000         X             5, 10, 11, 13, 16, 17     546,000
                                            19,877     165,700         X             5, 12, 16                 165,700
Moody's           Com   615369 10 5      2,110,506  32,280,600         X             5, 13, 16              32,280,600
                                         1,027,734  15,719,400         X             5, 10, 11, 13, 16, 17  15,719,400
Nike Inc.         Com   654106 10 3        350,480   4,000,000         X             5, 10, 11, 13, 16, 17   4,000,000
OSI Restaurant
Partners, Inc.    Com   67104A 10 1         57,674   1,818,800         X             5, 10, 11, 13, 16, 17   1,818,800
Petrochina Co
LTD               ADR   71646E 10 0          7,848      72,900         X             5, 13, 16                  72,900
                                            63,094     586,100         X             5, 10, 11, 13, 16, 17     586,100
Pier 1 Imports
Inc.              Com   720279 10 8         24,412   3,290,000         X             5, 10, 11, 13, 16, 17   3,290,000
Proctor &
Gamble Co.        Com   742718 10 9      3,625,830  58,500,000         X             5, 13, 16              58,500,000
                                         1,256,954  20,280,000         X             5, 2, 6, 16            20,280,000
                                           386,755   6,240,000         X             5, 12, 16               6,240,000
                                           443,436   7,154,500         X             5, 4, 16, 18, 19, 20    7,154,500
                                            48,344     780,000         X             5, 14, 16                 780,000
                                            96,689   1,560,000         X             5, 8, 16                1,560,000
                                           339,991   5,485,500         X             5, 10, 11, 13, 16, 17   5,485,500
Sanofi
Adventis          ADR   80105N 10 5         21,724     488,500         X             5, 10, 11, 13, 16, 17     488,500
Sealed Air
Corporation       Com   81211K 10 0         36,677     677,700         X             5, 13, 16                 677,700
Servicemaster
Company           Com   81760N 10 9         44,818   3,998,000         X             5, 10, 11, 13, 16, 17   3,998,000
Sun Trusts
Banks Inc.        Com   867914 10 3        181,190   2,344,600         X             5, 13, 16               2,344,600
                                            66,461     860,000         X             5, 2, 6, 16               860,000
Target Corp       Com   87612E 10 6         41,200     745,700         X             5                         745,700
Torchmark
Corp.             Com   891027 10 4          4,894      77,551         X             1, 5, 13, 16               77,551
                                            28,382     449,728         X             5, 2, 6, 16               449,728
                                           104,567   1,656,900         X             5, 13, 16               1,656,900
                                            40,371     639,700         X             5, 12, 16                 639,700
Tyco
International
LTD               Com   902124 10 6        279,900  10,000,000         X             5, 10, 11, 13, 16, 17  10,000,000
USG
Corporation       Com   903293 40 5        785,615  16,700,992         X             5, 13, 16              16,700,992
United Parcel
Service Inc.      Com   911312 10 6        102,817   1,429,200         X             5                       1,429,200
Wal-Mart
Stores, Inc.      Com   931142 10 3        936,996  18,998,300         X             5, 13, 16              18,998,300
                                            46,657     946,000         X             5, 10, 11, 16, 17         946,000
                                       -----------
                                        15,570,670
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2006

                                                                      Column 6
                                                               Investment Discretion                               Column 8
                                       Column 4      Column 5  ---------------------                           Voting Authority
               Column 2   Column 3      Market      Shares or         (b)      (c)         Column 7        -----------------------
Column 1       Title of    CUSIP         Value      Principal   (a) Shared-  Shared-         Other             (a)       (b)   (c)
Name of Issuer   Class     Number   (In Thousands)   Amount $  Sole Defined   Other        Managers            Sole    Shared None
-------------- -------- ----------- -------------- ----------- ---- ------- -------- --------------------- ----------- ------ ----
Washington
Post Co.         Cl B   939640 10 8        659,102     894,304         X             5, 13, 16                               894,304
                                           109,305     148,311         X             5, 1, 3, 7, 13, 16                      148,311
                                           477,698     648,165         X             5, 12, 16                               648,165
                                            27,258      36,985         X             5, 14, 16                                36,985
Wells Fargo &
Co. Del           Com   949746 10 1      1,441,658  39,846,820         X             5, 2, 6, 16            39,846,820
                                            73,922   2,043,200         X             5, 4, 16, 18, 19, 20    2,043,200
                                         1,187,614  32,825,140         X             5, 12, 16              32,825,140
                                           100,870   2,788,000         X             5, 14, 16               2,788,000
                                           185,242   5,120,000         X             5, 16                   5,120,000
                                         2,778,939  76,808,720         X             5, 13, 16              76,808,720
                                            43,768   1,209,720         X             5, 15, 16               1,209,720
                                            61,506   1,700,000         X             5, 9, 16                1,700,000
                                            10,854     300,000         X             5, 8, 16                  300,000
                                           723,600  20,000,000         X             5, 10, 11, 13, 16, 17  20,000,000
                                           289,440   8,000,000         X             5                      8,000,000
Wesco Finl
Corp.             Com   950817 10 6      2,492,249   5,703,087         X             5, 4, 16                5,703,087
Western Union     Com   959802 10 9        191,300  10,000,000         X             5, 10, 11, 13, 16, 17  10,000,000
                                       -----------
                                        10,854,325
                                       -----------
                        GRAND TOTAL    $49,657,627
                                       ===========